SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash held in banks	$ 27,682,566	$ 1,839,871
Guaranteed investment certificate	282,951	142,545
Cash and Cash Equivalents	$ 27,965,517	$ 1,982,416	$ 649,188	$ 2,429,375